Mergers (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 15, 2022	Oct. 19, 2022	May 25, 2022	Dec. 31, 2022	Nov. 30, 2022
Business Acquisition [Line Items]
RSU awards description		the Company granted certain RSU awards, valued at $3.5 million, as replacement awards for $13.9 million of the accrued management rollover consideration. The replacement awards resulted in a $10.4 million gain, which was recognized in general and administrative expenses in the consolidated statement of operations for the year ended December 31, 2022. The remaining $33.7 million of compensation expenses related to the Rubicon Management Rollover Holders’ RSUs and DSUs have been recognized in accrued expenses on the accompanying consolidated balance sheet as of December 31, 2022.
Share Price	$ 10.18			$ 1.78	$ 2.09
Voting rights percentage				83.50%
Contributed capital				$ 73,800
Cash consideration				28,900
Aggregate proceeds received from the PIPE Investors				121,000
Transaction costs				67,300
Accrued expenses				53,900
Other expense			$ 800	$ 12,100
Common Stock Class A [Member]
Business Acquisition [Line Items]
Retained aggregate shares				19,846,916
Common Stock Class B [Member]
Business Acquisition [Line Items]
Retained aggregate shares				118,677,880
Founder Warrants [Member]
Business Acquisition [Line Items]
Warrant, description	each representing a right to acquire one Founder Class A Share for $11.50 (a “Founder Public Warrant”), converted automatically, on a one-for-one basis, into a public warrant of the Company (a “Public Warrant”) that represents a right to acquire one share of Class A Common Stock for $11.50 pursuant to the Warrant Agreement, dated October 14, 2021, by and between Founder and Continental Stock Transfer and Trust Company (as amended, the “Warrant Agreement”), (d) each then-issued and outstanding private placement warrant of Founder, each representing a right to acquire one Founder Class A Share for $11.50 (a “Founder Private Placement Warrant”), converted automatically, on a one-for-one basis, into a private placement warrant of the Company (the “Private Warrant” and together with the Public Warrants, the “Warrants”) that represents a right to acquire one share of Class A Common Stock for $11.50 pursuant to the Warrant Agreement
Founder Class A Shares [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
Founder Class B Shares [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
Class A Common Stock [Member]
Business Acquisition [Line Items]
Aggregate of shares				7,082,616
Number of shares newly issued				160,000
Class A Common Stock [Member] | P I P E Investors [Member]
Business Acquisition [Line Items]
Aggregate of shares				12,100,000
Share Price				$ 10.00
Class B Units [Member]
Business Acquisition [Line Items]
Number of shares newly issued				880,000,000
Class A Shares [Member]
Business Acquisition [Line Items]
Number of shares forfeited				160,000